Net Loss per Share or Unit - Basic and Diluted (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Common Stock Excluded from Computation of Diluted Net Loss Per Share
The following potentially dilutive common stock or member unit equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net loss per share or unit because including them would have had an anti-dilutive effect:

	Three and Six Months Ended June 30,
	2022	2021
Options to purchase common stock	1,618,441	2,275,741
Earn-Out Shares	3,150,000	—
Convertible preferred stock (as converted to common stock)	342,755	9,960,144
Warrants to purchase common stock	11,041,432	—

The following potentially dilutive common stock or member unit equivalents, presented based on amounts outstanding at each year end, were excluded from the computation of diluted net loss per share or unit because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Options to purchase common stock	2,689,935	—
Unvested incentive units	—	331,547
Convertible preferred stock (as converted to common stock)	10,643,403	—

Schedule of Calculation of Basic and Diluted Net Loss Per Share or Unit
The following table sets forth the calculation of basic and diluted net loss per share or unit:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2022	2021	2021
Net loss available to common stockholders or unit holders—basic and diluted	$(9,286,436)	$(1,980,570)	$(12,165,831)	$(2,513,975)

Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	8,142,383	2,909,613	4,430,401	5,861,392

Net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	$(1.14)	$(0.68)	$(2.75)	$(0.43)

The following table sets forth the calculation of basic and diluted net loss per share or unit:

	Year Ended December 31,
	2021	2020
Net loss available to common stockholders or members — basic and diluted	$(5,451,778)	$(2,125,487)

Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	3,012,603	8,521,250

Net loss per share or unit attributable to common stockholders or unit holders—basic and diluted	$(1.81)	$(0.25)